Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Trade And Other Receivables
Trade receivables, gross	$ 10,577	$ 9,404
Expected credit losses	(64)	(257)
Trade receivables	10,513	9,147
Other receivables	779	1,464
Trade and other receivables	$ 11,292	$ 10,611